Significant contingent liabilities and unrecognized contract commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital Expenditures that are Contracted for, but not Provided for
b)	Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Property, plant and equipment, net	1,640,712	2,331,041